Consolidated statement of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from contracts with customers
Total revenue from contracts with customers	€ 190,056	€ 145,453	€ 133,900
Total cost of sales	(138,154)	(109,259)	(126,655)
Gross profit	51,902	36,194	7,245
Other income/(expenses)	(2,268)	(6,603)	3,724
Selling and distribution expenses	(8,756)	(2,603)	(2,587)
General and administrative expenses	(50,643)	(98,957)	(323,358)
Operating loss	(9,765)	(71,969)	(314,976)
Finance income/(costs)	(36,544)	(37,809)	10,320
Loss before income tax	(46,309)	(109,778)	(304,656)
Income tax	1,694	(504)	(636)
Loss for the year	(44,615)	(110,282)	(305,292)
Attributable to:
Equity holders of the Company	(44,208)	(109,898)	(304,778)
Non-controlling interests	€ (407)	€ (384)	€ (514)
Loss per share attributable to the Equity holders of the Company:
Basic loss per ordinary share (in EUR per share)	€ (0.16)	€ (0.41)	€ (1.21)
Diluted loss per ordinary share (in EUR per share)	€ (0.16)	€ (0.41)	€ (1.21)
Charging sessions
Revenue from contracts with customers
Total revenue from contracts with customers	€ 123,997	€ 103,265	€ 65,347
Total cost of sales	(100,024)	(81,396)	(77,792)
Service revenue from the sale of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	13,879	10,303	33,585
Total cost of sales	(11,592)	(8,842)	(28,065)
Service revenue from installation services
Revenue from contracts with customers
Total revenue from contracts with customers	37,359	20,391	28,630
Total cost of sales	(22,101)	(17,400)	(20,167)
Service revenue from operation and maintenance of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	8,529	5,399	3,230
Total cost of sales	(4,437)	(1,621)	(631)
Service revenue from consulting services
Revenue from contracts with customers
Total revenue from contracts with customers	€ 6,292	€ 6,095	€ 3,108